COST OF SALES	12 Months Ended
Dec. 31, 2022
COST OF SALES [abstract]
COST OF SALES

20.   COST OF SALES

	Years ended December 31,
	2022	2021
Direct mining costs	$272,329	$198,141
Salaries and benefits	44,432	34,773
Workers' participation	4,285	7,647
Depletion and depreciation	171,447	121,077
Royalties and other taxes	33,304	25,703
Inventory net realizable value adjustments	8,898	7,035
Cost of Sales	$534,695	$394,376

For the year ended December 31, 2022, depletion and depreciation includes $9.0 million of depreciation related to right-of-use assets (December 31, 2021 - $6.3 million).